INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax	The components of income before income taxes are as follows:
	Year ended March 31,
	2016	2017	2018
	$	$	$

Hong Kong	1,361	513	955
China	146	248	1,060
Myanmar	—	—	57
	1,507	761	2,072

Schedule of provision for income taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2016	2017	2018
	$	$	$
Hong Kong
Current tax	143	103	156

China
Current tax	100	133	356

Total	243	236	512

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2016	2017	2018
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income (Note)	9.7	15.2	2.1
Changes in valuation allowances	(6.8)	(5.9)	(1.4)
Overprovision of profits tax in prior year	(0.2)	(0.5)	(2.1)
Effect of different tax rate of subsidiaries operating in other jurisdictions	0.8	2.8	4.3
Others	(4.0)	2.9	5.2
Effective tax rate	16.0	31.0	24.6

Note: Amount primarily represents non-deductible administrative expenses incurred by Nissin PRC and the Company.

Schedule of deferred tax assets and liabilities

Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2017	2018
	$	$
Deferred tax liability:
Property, plant and equipment	33	32
Deferred tax asset:
Tax loss carryforwards	(568)	(474)
Deferred deductible expenses	—	(74)
Valuation allowance	567	548
Total net deferred tax asset	(1)	—
Net deferred tax liability	32	32

Schedule of valuation allowance

Movement of valuation allowances are as follows:

	Year ended March 31,
	2016	2017	2018
	$	$	$

At the beginning of the year	722	612	567
Changes in prior year tax losses carried forward	(8)	—	—
Current year reduction	(102)	(45)	(19)
At the end of the year	612	567	548